Property, Plant and Equipment - Summary of Reconciliation of Changes in Property Plant and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	$ 20,335	$ 18,796
Property, plant and equipment - ROU assets - IFRS Adjustment	1,019	1,055	$ 1,059
Acquisitions (Note 25)	77	251
Additions	1,418	1,756
Additions - ROU	323	199
Disposals	(48)	(92)
Transfers	0	0
Foreign currency translation and other	35	(44)
Depreciation	(1,379)	(1,304)
Depreciation - ROU	(279)	(234)
Impairment	(824)	(120)
Ending balance	19,660	20,335
Owned [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	19,280
Ending balance	18,641	19,280
Carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	31,675
Ending balance	33,122	31,675
Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(11,340)
Ending balance	(13,462)	(11,340)
Land And Improvements [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	1,160	1,018
Property, plant and equipment - ROU assets - IFRS Adjustment	29	43	48
Acquisitions (Note 25)	8	17
Additions	25	14
Additions - ROU	0	0
Disposals	(5)	(3)
Transfers	46	108
Foreign currency translation and other	(15)	(4)
Depreciation	(39)	(36)
Depreciation - ROU	(2)	(2)
Impairment	(88)	0
Ending balance	1,090	1,160
Land And Improvements [Member] | Owned [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	1,117
Ending balance	1,061	1,117
Land And Improvements [Member] | Carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	1,474
Ending balance	1,530	1,474
Land And Improvements [Member] | Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(314)
Ending balance	(440)	(314)
Buildings and Improvements [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	6,409	6,044
Property, plant and equipment - ROU assets - IFRS Adjustment	319	344	307
Acquisitions (Note 25)	27	136
Additions	91	30
Additions - ROU	24	22
Disposals	(9)	(5)
Transfers	58	145
Foreign currency translation and other	0	(37)
Depreciation	(198)	(187)
Depreciation - ROU	(55)	(46)
Impairment	(42)	0
Ending balance	6,305	6,409
Buildings and Improvements [Member] | Owned [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	6,065
Ending balance	5,986	6,065
Buildings and Improvements [Member] | Carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	8,207
Ending balance	8,377	8,207
Buildings and Improvements [Member] | Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(1,798)
Ending balance	(2,072)	(1,798)
Machinery And Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	10,641	9,882
Property, plant and equipment - ROU assets - IFRS Adjustment	671	668	704
Acquisitions (Note 25)	42	61
Additions	224	225
Additions - ROU	299	177
Disposals	(34)	(84)
Transfers	923	932
Foreign currency translation and other	30	(14)
Depreciation	(1,060)	(1,004)
Depreciation - ROU	(222)	(186)
Impairment	(507)	(52)
Ending balance	10,336	10,641
Machinery And Equipment [Member] | Owned [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	9,973
Ending balance	9,665	9,973
Machinery And Equipment [Member] | Carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	18,548
Ending balance	19,730	18,548
Machinery And Equipment [Member] | Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(7,907)
Ending balance	(9,394)	(7,907)
Mine development costs [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	747	709
Property, plant and equipment - ROU assets - IFRS Adjustment	0	0	0
Acquisitions (Note 25)	0	0
Additions	1	0
Additions - ROU	0	0
Disposals	0	0
Transfers	164	110
Foreign currency translation and other	30	5
Depreciation	(82)	(77)
Depreciation - ROU	0	0
Impairment	(137)	0
Ending balance	723	747
Mine development costs [Member] | Owned [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	747
Ending balance	723	747
Mine development costs [Member] | Carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	2,068
Ending balance	2,279	2,068
Mine development costs [Member] | Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(1,321)
Ending balance	(1,556)	(1,321)
Assets Under Construction [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	1,378	1,143
Property, plant and equipment - ROU assets - IFRS Adjustment	0	0	$ 0
Acquisitions (Note 25)	0	37
Additions	1,077	1,487
Additions - ROU	0	0
Disposals	0	0
Transfers	(1,191)	(1,295)
Foreign currency translation and other	(10)	6
Depreciation	0
Depreciation - ROU	0	0
Impairment	(48)	0
Ending balance	1,206	1,378
Assets Under Construction [Member] | Owned [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	1,378
Ending balance	1,206	1,378
Assets Under Construction [Member] | Carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	1,378
Ending balance	1,206	1,378
Assets Under Construction [Member] | Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	0
Ending balance	$ 0	$ 0